RECLAMATION AND REMEDIATION PROVISIONS - Assumptions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
GMC and Topia operations [Member]
Disclosure of other provisions [line items]
Total estimated cash flows, before inflation	$ 18,895	$ 15,745
Coricancha Mining Complex [Member]
Disclosure of other provisions [line items]
Total estimated cash flows, before inflation	$ 42,725	$ 33,795
Weighted average risk-free rate (discount rate)	0.80%	3.40%
Guanajuato Mine Complex [Member]
Disclosure of other provisions [line items]
Weighted average risk-free rate (discount rate)	4.60%	1.90%
Topia Mine [Member]
Disclosure of other provisions [line items]
Weighted average risk-free rate (discount rate)	4.80%	2.10%
Tucano [Member]
Disclosure of other provisions [line items]
Total estimated cash flows, before inflation	$ 22,594	$ 19,731
Weighted average risk-free rate (discount rate)	6.70%
Minimum | GMC and Topia operations [Member]
Disclosure of other provisions [line items]
Expected settlement of obligations (years)	2021	2021
Minimum | Coricancha Mining Complex [Member]
Disclosure of other provisions [line items]
Expected settlement of obligations (years)	2021	2020
Minimum | Tucano [Member]
Disclosure of other provisions [line items]
Expected settlement of obligations (years)	2024
Maximum | GMC and Topia operations [Member]
Disclosure of other provisions [line items]
Expected settlement of obligations (years)	2043	2045
Maximum | Coricancha Mining Complex [Member]
Disclosure of other provisions [line items]
Expected settlement of obligations (years)	2049	2049
Maximum | Tucano [Member]
Disclosure of other provisions [line items]
Expected settlement of obligations (years)	2029